Investments in Equity Investees - Additional Information (Detail)	1 Months Ended							12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2015 USD ($)	Oct. 31, 2014 CNY (¥)	Aug. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Oct. 31, 2016	Aug. 31, 2016	Oct. 31, 2015	Aug. 31, 2015
Subsidiary, Sale of Stock [Line Items]
License agreement, term							5 years
License agreements, expected payment	¥ 20,000,000							¥ 20,000,000					$ 3,100,000
Shareholdings to be received by Smilegate in Oriental Shiny Star Limited																	30.00%
Share of loss in equity method investments								(110,535,486)	$ (15,920,421)	¥ (13,013,791)		¥ (3,712,530)
Share-based compensation expense								28,051,735	4,040,290	34,007,629		3,672,300
Gain on disposal of subsidiaries										3,339,394		165,392,382
Proceeds from disposal of equity method investees												25,040,812
Impairment charges of investment in equity investees								2,806,439	404,211	0		¥ 0
Qihoo 360 Technology Co., Ltd.,
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage							50.00%
System Link Corporation Limited ("System Link")
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage							50.00%
Payment for equity fund investment | $									35,000,000		$ 35,000,000
Share of loss in equity method investments								(111,100,000)	(16,000,000)	¥ (11,000,000)
Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage			42.00%											44.50%	43.70%	46.70%
Sale of equity method investment ownership percentage				33.30%	33.30%
Consideration on sale of equity method investment | $					$ 0
Share-based compensation expense				¥ 2,700,000
Equity interest acquired in Fei Fan																100.00%
Equity interest exchanged																30.00%
Gain on disposal of subsidiaries								¥ 3,300,000	$ 500,000
Beijing Linkage Technology Co., Ltd. ("BLT")
Subsidiary, Sale of Stock [Line Items]
Sale of equity method investment ownership percentage						100.00%
Gain on disposal of subsidiaries						¥ 23,800,000
Proceeds from disposal of equity method investees						14,000,000
Recovered loan receivables						¥ 9,800,000
License Agreement | System Link Corporation Limited ("System Link")
Subsidiary, Sale of Stock [Line Items]
Amount received for license agreement | $											$ 10,000,000
License Agreement | Oriental Shiny Star Limited
Subsidiary, Sale of Stock [Line Items]
License agreement, term			5 years
License agreements, expected payment | $			$ 450,000,000
Amount received for license agreement | $			$ 50,000,000
Tandem Fund II, L.P. ("Tandem Fund")
Subsidiary, Sale of Stock [Line Items]
Sale of equity method investment ownership percentage												75.00%
Gain on disposal of subsidiaries												¥ 3,100,000
Proceeds from disposal of equity method investees												¥ 11,000,000
Impairment on investments	¥ 2,800,000	$ 400,000
Minimum
Subsidiary, Sale of Stock [Line Items]
License agreements, expected payment | $							$ 160,000,000